Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39591
Entity Registrant Name	iHuman Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower 306
Entity Address, Address Line Two	No. 86 Beiyuan Road,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100101
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1408
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001814423
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing five Class A ordinary shares,par value US$0.0001 per share
Trading Symbol	IH
Security Exchange Name	NYSE
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	255,541,887
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares,par value US$0.0001 per share
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	111,541,887
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	144,000,000
Business Contact
Document and Entity Information
Contact Personnel Name	Vivien Weiwei Wang
Contact Personnel Email Address	ir@ihuman.com
Country Region	86
City Area Code	10
Local Phone Number	5780-6606
Entity Address, Address Line One	Tower 306
Entity Address, Address Line Two	No. 86 Beiyuan Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100101
Entity Address, Country	CN